Performance Management	Dec. 18, 2025
INVESCO AMERICAN FRANCHISE FUND | INVESCO AMERICAN FRANCHISE FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	14.96%
Best Quarter	June 30, 2020	30.98%
Worst Quarter	June 30, 2022	-20.33%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	14.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	30.98%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.33%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	6/23/2005	27.33%	14.46%	13.38%
Return After Taxes on Distributions		26.29	12.10	11.42
Return After Taxes on Distributions and Sale of Fund Shares		16.99	11.00	10.50

Class C	6/23/2005	32.68	14.89	13.35

Class R	5/23/2011	34.38	15.47	13.74

Class Y	6/23/2005	35.06	16.05	14.30

Class R5	12/22/2010	35.04	16.07	14.36

Class R6	9/24/2012	35.19	16.16	14.46

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		33.36	18.96	16.78

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO CORE PLUS BOND FUND | INVESCO CORE PLUS BOND FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	6.06%
Best Quarter	June 30, 2020	7.37%
Worst Quarter	June 30, 2022	-7.22%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	6.06%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.37%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(7.22%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	6/3/2009	-1.13%	-0.51%	1.56%
Return After Taxes on Distributions		-2.95	-2.14	0.05
Return After Taxes on Distributions and Sale of Fund Shares		-0.66	-1.02	0.56

Class C	6/3/2009	1.50	-0.40	1.39

Class R	6/3/2009	2.99	0.10	1.75

Class Y	6/3/2009	3.51	0.61	2.26

Class R5	6/3/2009	3.39	0.60	2.25

Class R6	9/24/2012	3.54	0.65	2.31

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25	-0.33	1.35

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Discovery Fund | Invesco Discovery Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Discovery Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and additional indices with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	11.03%
Best Quarter	June 30, 2020	33.80%
Worst Quarter	June 30, 2022	-22.11%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	11.03%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	33.80%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.11%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	9/11/1986	15.81%	10.07%	11.32%
Return After Taxes on Distributions		14.14	8.26	9.25
Return After Taxes on Distributions and Sale of Fund Shares		10.69	7.91	8.82

Class C	10/2/1995	20.63	10.48	11.28

Class R	3/1/2001	22.21	11.03	11.66

Class Y	6/1/1994	22.84	11.59	12.22

Class R5	5/24/2019	22.94	11.69	12.16 [1]

Class R6	1/27/2012	22.99	11.75	12.40

Russell 2000® Growth Index (reflects no deduction for fees, expenses or taxes)		15.15	6.86	8.09

Russell 2000® Index (reflects no deduction for fees, expenses or taxes)		11.54	7.40	7.82

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

1
Performance shown on or prior to Class R5 shares' inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Discovery Large Cap Fund | Invesco Discovery Large Cap Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Capital Appreciation Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses. Performance for Class A shares has been restated to reflect the Fund’s applicable sales charge.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	14.63%
Best Quarter	June 30, 2020	29.99%
Worst Quarter	June 30, 2022	-20.37%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	14.63%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	29.99%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.37%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	1/22/1981	26.64%	14.54%	12.40%
Return After Taxes on Distributions		25.82	12.81	10.11
Return After Taxes on Distributions and Sale of Fund Shares		16.41	11.32	9.41

Class C	12/1/1993	31.99	14.95	12.34

Class R	3/1/2001	33.63	15.53	12.73

Class Y	11/3/1997	34.31	16.10	13.29

Class R5	5/24/2019	34.33	16.15	13.20 [1]

Class R6	12/29/2011	34.39	16.21	13.47

Russell 1000® Growth Index (reflects no deduction for fees, expenses or taxes)		33.36	18.96	16.78

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

1
Performance shown on or prior to Class R5 shares' inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO EQUALLY-WEIGHTED S&P 500 FUND | INVESCO EQUALLY-WEIGHTED S&P 500 FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	9.48%
Best Quarter	June 30, 2020	21.78%
Worst Quarter	March 31, 2020	-26.84%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	9.48%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	21.78%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(26.84%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	7/28/1997	6.25%	8.95%	9.07%
Return After Taxes on Distributions		4.16	6.98	7.60
Return After Taxes on Distributions and Sale of Fund Shares		5.08	6.72	7.05

Class C	7/28/1997	10.60	9.38	9.05

Class R	3/31/2008	12.15	9.92	9.41

Class Y	7/28/1997	12.72	10.47	9.96

Class R6	9/24/2012	12.82	10.58	10.08

S&P 500® Equal Weight Index (reflects no deduction for fees, expenses or taxes)		13.01	10.76	10.26

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO EQUITY AND INCOME FUND | INVESCO EQUITY AND INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	8.87%
Best Quarter	December 31, 2020	16.45%
Worst Quarter	March 31, 2020	-20.00%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	8.87%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	16.45%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(20.00%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	8/3/1960	5.62%	6.84%	6.51%
Return After Taxes on Distributions		3.51	4.82	4.69
Return After Taxes on Distributions and Sale of Fund Shares		4.53	5.00	4.77

Class C	7/6/1993	10.01	7.26	6.48

Class R	10/1/2002	11.65	7.81	6.85

Class Y	12/22/2004	12.08	8.33	7.38

Class R5	6/1/2010	12.12	8.39	7.44

Class R6	9/24/2012	12.21	8.46	7.52

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		14.37	8.68	8.49

Bloomberg U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)		1.18	-0.21	1.50

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Floating Rate ESG Fund | Invesco Floating Rate ESG Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. For periods prior to August 21, 2020, performance shown is that of the Fund using its previous investment strategy, which did not apply ESG criteria. Therefore, the performance shown for periods prior to August 21, 2020 may have differed had the Fund’s current investment strategy been in effect. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	4.16%
Best Quarter	June 30, 2020	7.04%
Worst Quarter	March 31, 2020	-12.03%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	4.16%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	7.04%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(12.03%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	5/1/1997	4.97%	4.25%	3.99%
Return After Taxes on Distributions		1.30	1.58	1.64
Return After Taxes on Distributions and Sale of Fund Shares		2.87	2.06	1.98

Class C	3/31/2000	6.06	4.26	3.83

Class R	4/13/2006	7.32	4.50	3.99

Class Y	10/3/2008	7.85	5.05	4.51

Class R5	4/13/2006	7.86	5.04	4.52

Class R6	9/24/2012	7.93	5.10	4.58

S&P UBS Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)[1]		9.05	5.73	5.13

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25	-0.33	1.35

1
Formerly, Credit Suisse Leveraged Loan Index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Global Real Estate Income Fund | Invesco Global Real Estate Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	7.94%
Best Quarter	December 31, 2023	12.62%
Worst Quarter	March 31, 2020	-22.73%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	7.94%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	12.62%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.73%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	5/31/2002	-8.04%	-1.53%	1.70%
Return After Taxes on Distributions		-9.31	-2.52	0.26
Return After Taxes on Distributions and Sale of Fund Shares		-4.74	-1.55	0.73

Class C	3/9/2007	-4.47	-1.17	1.67

Class Y	10/3/2008	-2.34	-0.13	2.55

Class R5	3/9/2007	-2.37	-0.10	2.60

Class R6	9/24/2012	-2.29	0.00	2.69

FTSE EPRA/NAREIT Developed Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)		0.94	-1.00	2.23

MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or taxes)		18.67	11.17	9.95

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
INVESCO GROWTH AND INCOME FUND | INVESCO GROWTH AND INCOME FUND
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	10.19%
Best Quarter	December 31, 2020	22.29%
Worst Quarter	March 31, 2020	-31.43%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	10.19%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	22.29%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(31.43%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	8/1/1946	9.83%	8.89%	8.20%
Return After Taxes on Distributions		7.35	6.00	5.57
Return After Taxes on Distributions and Sale of Fund Shares		7.68	6.57	6.00

Class C	8/2/1993	14.40	9.33	8.18

Class R	10/1/2002	15.94	9.86	8.55

Class Y	10/19/2004	16.50	10.40	9.09

Class R5	6/1/2010	16.57	10.46	9.16

Class R6	9/24/2012	16.65	10.55	9.25

Russell 1000® Value Index (reflects no deduction for fees, expenses or taxes)		14.37	8.68	8.49

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Income Advantage U.S. Fund | Invesco Income Advantage U.S. Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. For periods prior to July 15, 2021, performance shown is that of the Fund using its previous investment strategy. Therefore, the past performance shown for periods prior to July 15, 2021 may have differed had the Fund's current investment strategy been in effect. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart Does Not Reflect Sales Loads [Text]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	13.31%
Best Quarter	June 30, 2020	14.59%
Worst Quarter	March 31, 2020	-22.74%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	13.31%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	14.59%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.74%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	3/31/2006	11.34%	6.03%	4.66%
Return After Taxes on Distributions		8.64	3.75	3.17
Return After Taxes on Distributions and Sale of Fund Shares		6.83	3.87	3.14

Class C	3/31/2006	15.99	6.45	4.61

Class R	3/31/2006	17.53	6.96	4.99

Class Y	10/3/2008	18.11	7.50	5.51

Investor Class	4/25/2008	17.82	7.23	5.25

Class R5	3/31/2006	18.11	7.60	5.66

Class R6	4/4/2017	17.15	7.42	5.47 [1]

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

1
Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Nasdaq 100 Index Fund | Invesco Nasdaq 100 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund’s performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class R6	Period Ended	Returns
Year-to-date	September 30, 2025	17.95%
Best Quarter	March 31, 2023	20.63%
Worst Quarter	June 30, 2022	-22.33%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	17.95%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.63%
Highest Quarterly Return, Date	Mar. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(22.33%)
Lowest Quarterly Return, Date	Jun. 30, 2022
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	Since Inception
Class R6
Return Before Taxes	10/13/2020	25.43%	14.72%
Return After Taxes on Distributions		25.20	14.50
Return After Taxes on Distributions and Sale of Fund Shares		15.20	11.69

Nasdaq-100® Index (reflects no deduction for fees, expenses or taxes)		25.88	14.95

NASDAQ Composite Index (reflects no deduction for fees, expenses or taxes)		29.57	13.11

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco S&P 500 Index Fund | Invesco S&p 500 Index Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a broad-based securities market benchmark. The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Class R shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s Class A shares. Class R shares’ returns of the Fund will be different from those of Class A shares’ returns of the Fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Performance One Year or Less [Text]	Class R shares of the Fund have less than a calendar year of performance; therefore, the returns shown are those of the Fund’s Class A shares.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	14.33%
Best Quarter	June 30, 2020	20.41%
Worst Quarter	March 31, 2020	-19.70%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	14.33%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	20.41%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(19.70%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	9/26/1997	17.49%	12.64%	11.85%
Return After Taxes on Distributions		17.20	12.30	11.46
Return After Taxes on Distributions and Sale of Fund Shares		10.57	10.06	9.76

Class C	9/26/1997	22.41	13.09	11.83

Class R1	9/30/2025	24.04	13.64	12.20

Class Y	9/26/1997	24.64	14.21	12.77

Class R6	4/4/2017	24.76	14.30	12.77 [2]

S&P 500® Index (reflects no deduction for fees, expenses or taxes)		25.02	14.53	13.10

1
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value restated to reflect the higher 12b-1 fees applicable to Class R shares. Although invested in the same portfolio of securities, Class R shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
2
Performance shown prior to the inception date is that of the Fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Senior Floating Rate Fund | Invesco Senior Floating Rate Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Senior Floating Rate Fund (the predecessor fund) as the result of a reorganization consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
The returns shown for periods ending on or prior to May 24, 2019 are those of the Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund. Class A, Class C, Class R, Class Y and Class I shares of the predecessor fund were reorganized into Class A, Class C, Class R, Class Y and Class R6 shares, respectively, of the Fund after the close of business on May 24, 2019. Class A, Class C, Class R, Class Y and Class R6 shares’ returns of the Fund will be different from the returns of the predecessor fund as they have different expenses.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
  All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	4.52%
Best Quarter	June 30, 2020	5.09%
Worst Quarter	March 31, 2020	-15.83%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	4.52%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	5.09%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(15.83%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	9/8/1999	5.02%	3.87%	3.46%
Return After Taxes on Distributions		1.60	1.09	1.08
Return After Taxes on Distributions and Sale of Fund Shares		2.91	1.70	1.55

Class C	9/8/1999	6.68	3.75	3.17

Class R	10/26/2012	8.05	4.30	3.53

Class Y	11/28/2005	8.75	4.84	4.07

Class R5	5/24/2019	8.67	4.88	3.97 [1]

Class R6	10/26/2012	8.84	4.94	4.16

JP Morgan Leveraged Loan Index (reflects no deduction for fees, expenses or taxes)		9.33	6.14	5.46

Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		1.25	-0.33	1.35

1
Performance shown prior to the inception date is that of the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R5 shares' returns of the Fund will be different from Class A shares' returns of the predecessor fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Short Duration High Yield Municipal Fund | Invesco Short Duration High Yield Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of style-specific benchmarks and broad-based securities market benchmarks (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart Narrative [Text Block]	The bar chart does not reflect sales loads. If it did, the annual total returns shown would be lower.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	1.96%
Best Quarter	December 31, 2023	4.72%
Worst Quarter	March 31, 2020	-6.93%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	1.96%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	4.72%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(6.93%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	Since Inception
Class A
Return Before Taxes	9/30/2015	3.47%	0.54%	2.61%
Return After Taxes on Distributions		3.47	0.54	2.61
Return After Taxes on Distributions and Sale of Fund Shares		3.77	1.22	2.80

Class C	9/30/2015	4.24	0.29	2.23

Class Y	9/30/2015	6.40	1.29	3.15

Class R5	9/30/2015	6.49	1.48	3.25

Class R6	4/4/2017	6.38	1.33	3.14 [1]

Custom Invesco Short Duration High Yield Municipal Index (reflects no deduction for fees, expenses or taxes)[2]		5.07	2.20	3.26

S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)		6.73	2.75	4.49

S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.90	1.20	2.35

1
Performance shown prior to the inception date is that of the Fund's Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund as they have different expenses.
2
The Custom Invesco Short Duration High Yield Municipal Index is composed of 60% S&P Municipal Bond High Yield Index and 40% S&P Municipal Bond Short Index.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco Short Term Municipal Fund | Invesco Short Term Municipal Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The Fund has adopted the performance of the Oppenheimer Short Term Municipal Fund (the predecessor fund) as the result of a reorganization of the predecessor fund into the Fund, which was consummated after the close of business on May 24, 2019 (the “Reorganization”). Prior to the Reorganization, the Fund had not yet commenced operations. The bar chart shows changes in the performance of the predecessor fund and the Fund from year to year as of December 31. The performance table compares the predecessor fund’s and the Fund’s performance to that of a broad measure of market performance and an additional index with characteristics relevant to the Fund. The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Fund performance reflects any applicable fee waivers and expense reimbursements. Performance returns would be lower without applicable fee waivers and expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund’s website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund’s (and the predecessor fund’s) past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
Class A	Period Ended	Returns
Year-to-date	September 30, 2025	2.63%
Best Quarter	December 31, 2023	2.16%
Worst Quarter	December 31, 2016	-0.96%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	2.63%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.16%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.96%)
Lowest Quarterly Return, Date	Dec. 31, 2016
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts.
Performance [Table]
	Inception Date	1 Year	5 Years	10 Years
Class A
Return Before Taxes	12/6/2010	2.44%	1.57%	1.66%
Return After Taxes on Distributions		2.44	1.56	1.65
Return After Taxes on Distributions and Sale of Fund Shares		2.77	1.61	1.68

Class Y	12/6/2010	2.70	1.82	1.91

Class R6	5/24/2019	2.79	1.90 [1]	1.87 [1]

S&P Municipal Bond Short Index (reflects no deduction for fees, expenses or taxes)		2.62	1.32	1.39

S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.90	1.20	2.34

1
Performance shown on or prior to Class R6 shares' inception date is that of the Fund’s and the predecessor fund’s Class A shares at net asset value and includes the 12b-1 fees applicable to that class. Although invested in the same portfolio of securities, Class R6 shares' returns of the Fund will be different from Class A shares' returns of the Fund and the predecessor fund as they have different expenses.

Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements, such as 401(k) plans, 529 college savings plans or individual retirement accounts. After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary.

Performance Availability Website Address [Text]	www.invesco.com/us
Invesco SMA Municipal Bond Fund | Invesco SMA Municipal Bond Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance Information
Performance Narrative [Text Block]
The bar chart and performance table provide an indication of the risks of investing in the Fund. The bar chart shows changes in the performance of the Fund from year to year as of December 31. The performance table compares the Fund's performance to that of a style-specific benchmark and a broad-based securities market benchmark (in that order). The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance. In addition, performance does not reflect the fees and expenses paid by participants at the wrap fee, separately managed or other discretionary account level. You should evaluate the performance of the Fund in the context of your managed account program.
Fund performance reflects any applicable expense reimbursements. Performance returns would be lower without applicable expense reimbursements.
All Fund performance shown assumes the reinvestment of dividends and capital gains and the effect of the Fund’s expenses.
Updated performance information is available on the Fund's website at www.invesco.com/us.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table provide an indication of the risks of investing in the Fund.
Bar Chart [Heading]	Annual Total Returns
Bar Chart [Table]
Bar Chart Closing [Text Block]
	Period Ended	Returns
Year-to-date	September 30, 2025	2.89%
Best Quarter	June 30, 2024	2.33%
Worst Quarter	September 30, 2024	-0.16%

Year to Date Return, Label [Optional Text]	Year-to-date
Bar Chart, Year to Date Return	2.89%
Bar Chart, Year to Date Return, Date	Sep. 30, 2025
Highest Quarterly Return, Label [Optional Text]	Best Quarter
Highest Quarterly Return	2.33%
Highest Quarterly Return, Date	Jun. 30, 2024
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter
Lowest Quarterly Return	(0.16%)
Lowest Quarterly Return, Date	Sep. 30, 2024
Performance Table Heading	Average Annual Total Returns (for the periods ended December 31, 2024)
Performance [Table]
	Inception Date	1 Year	Since Inception
Return Before Taxes	2/21/2023	4.33%	5.03%
Return After Taxes on Distributions		—	5.03
Return After Taxes on Distributions and Sale of Fund Shares		—	4.77

Custom Invesco Short Duration High Yield Municipal Index (reflects no deduction for fees, expenses or taxes)		5.07	—

S&P Municipal Bond High Yield Index (reflects no deduction for fees, expenses or taxes)		6.73	—

S&P Municipal Bond Index (reflects no deduction for fees, expenses or taxes)		1.90	—

Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Availability Website Address [Text]	www.invesco.com/us